Significant Accounting Policies - Schedule of Depreciation and Amortization Periods (Details)	12 Months Ended
Dec. 31, 2017
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Depreciation and amortization periods	10 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Depreciation and amortization periods	50 years
Furniture, equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Depreciation and amortization periods	2 years
Furniture, equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Depreciation and amortization periods	10 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Depreciation and amortization periods	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Depreciation and amortization periods	25 years